STATEMENTS OF LIABILITY AND STOCKHOLDERS EQUTY - USD ($)	3 Months Ended							12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021
Balance, Amount	$ 5,830,610	$ 5,675,436	$ 5,409,954	$ 5,286,621	$ 631,304	$ 507,971	$ 489,870
Shares Issued To Acquire Fixed Assets, Amount							158,456
Net Income/loss	42,228	155,174	265,482	123,333	16,469	123,333	(140,355)	$ 584,394
Distribution	310,280
Balance, Amount	5,560,906	$ 5,830,610	$ 5,675,436	$ 5,409,954	$ 647,773	$ 631,304	$ 507,971	5,560,906
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount	$ 5,560,906							$ 5,560,906
Common Stock
Balance, Shares	29,270,502	29,270,502	29,270,502	29,270,502	3,561,316	3,561,316	2,661,316
Balance, Amount	$ 292,705	$ 292,705	$ 292,705	$ 292,705	$ 35,613	$ 35,613	$ 26,613
Shares Issued To Acquire Fixed Assets, Shares							900,000
Shares Issued To Acquire Fixed Assets, Amount							$ 9,000
Net Income/loss	0	$ 0	$ 0	$ 0		$ 0	$ 0
Distribution	$ 0
Balance, Shares	29,270,502	29,270,502	29,270,502	29,270,502	3,561,316	3,561,316	3,561,316	29,270,502
Balance, Amount	$ 292,705	$ 292,705	$ 292,705	$ 292,705	$ 35,613	$ 35,613	$ 35,613	$ 292,705
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized	4,878,417							4,878,417
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount	$ 48,784							$ 48,784
Additional Paid In Capital
Balance, Amount	4,998,911	4,998,911	4,998,911	4,998,911	628,349	628,349	478,893
Shares Issued To Acquire Fixed Assets, Amount							149,456
Net Income/loss	0	0	0	0		0	0
Distribution	0
Balance, Amount	4,998,911	4,998,911	4,998,911	4,998,911	628,349	628,349	628,349	4,998,911
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount	5,286,738							5,286,738
Accumulated Deficit
Balance, Amount	538,994	383,820	118,338	(4,995)	(32,658)	(155,991)	(15,636)
Net Income/loss	40,576	155,174	265,482	123,333	16,469	123,333	(140,355)
Distribution	310,280
Balance, Amount	269,290	$ 538,994	$ 383,820	$ 118,338	$ (16,189)	$ (32,658)	$ (155,991)	269,290
Balance, December 31, 2021 After 1/6 Split. 100,000,000 Authorized At 0.001. Amount	$ 269,290							$ 269,290